Time Deposit Maturities (Schedule Of Time Deposits Included In Interest-Bearing Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Time Deposit Maturities [Abstract]
2012	$ 1,089,200
2013	226,910
2014	231,241
2015	97,106
2016	80,290
2017 and after	57,146
Time Deposits, including CDs 100000 or more	1,781,893
Total certificates of deposit $100,000 and more	$ 608,518	$ 561,750